Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 4,136,180	$ 45,213
Restricted cash	484,542	484,368
Accounts receivable	1,024,831	862,597
Accounts receivable, related parties	7,131
Note receivables		3,825
Other receivables		1,952
Prepaid expense and other current assets	2,328,817	38,081
Total current assets	7,981,501	1,436,036
Property and equipment, net	130,359	79,163
Right-of-use assets	1,067,734	433,529
Investment in NSURE, Inc.	1,350,000	1,350,000
Intangibles, net	7,078,900	5,982,434
Goodwill	10,050,277	8,761,725
Other non-current assets	16,792	1,800
Total assets	27,675,563	18,044,687
Current liabilities:
Accounts payable and other accrued liabilities	2,759,160	1,143,582
Loans payable		14,598
Current portion of loans payable, related parties		4,523,045
Other payables	81,500	62,500
Current portion of long-term debt	913,920	963,450
Current portion of leases payable	276,009	176,897
Earn-out liability, current portion	3,297,855
Warrant commitment	37,652,808
Total current liabilities	44,981,252	6,884,072
Loans payable, related parties, less current portion	353,766	143,475
Long term debt, less current portion	7,085,325	7,885,830
Leases payable, less current portion	805,326	262,904
Earn-out liability, less current portion	516,023	2,931,418
Total liabilities	53,741,692	18,107,699
Stockholders’ equity (deficit):
Preferred stock, $0.086 par value; 750,000,000 shares authorized and 0 and 395,640 issued and outstanding as of December 31, 2021 and 2020, respectively		33,912
Common stock, $0.086 par value; 2,000,000,000 shares authorized and 10,956,109 and 4,241,028 issued and outstanding as of December 31, 2021 and 2020, respectively	940,829	363,517
Common stock issuable; 0 shares and 23,341 shares as of December 31, 2021 and 2020, respectively		340,000
Additional paid-in capital	26,451,187	11,559,239
Stock subscription receivable	(20,000,000)
Accumulated deficit	(33,458,145)	(12,359,680)
Total stockholders’ equity (deficit)	(26,066,129)	(63,012)
Total liabilities and stockholders’ deficit	$ 27,675,563	$ 18,044,687